Accumulated Other Comprehensive Losses (Components Of Accumulated Other Comprehensive Losses, Net Of Taxes) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accumulated Other Comprehensive Losses [Abstract]
Currency translation adjustments	$ (293)	$ 507	$ 561
Pension and other benefits	(2,585)	(1,650)	(1,408)
Derivatives accounted for as hedges	15	2	19	(68)
Equity securities		1	11
Total accumulated other comprehensive losses	$ (2,863)	$ (1,140)	$ (817)